UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Calvert
Responsible Municipal Income Fund
Annual Report
December 31, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Annual Report December 31, 2020
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
December 31, 2020
Management's Discussion of Fund Performance†

Economic and Market Conditions
The 12-month period ended December 31, 2020, was dominated by the outbreak of a novel coronavirus, which came to be known as COVID-19.
In late January 2020, news of a highly contagious virus emanating from China raised investor concerns and led to a “flight to quality” that sparked a brief bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. Credit markets, along with equities, declined in value amid significant volatility.
In response, the U.S. Federal Reserve (the Fed) announced two emergency rate cuts in March 2020 — lowering the federal funds rate to 0.00%-0.25% — along with other measures to shore up credit markets. At its July meeting, the Fed provided additional reassurances that it would maintain rates around zero percent for the foreseeable future and use all the monetary tools at its disposal to support the U.S. economy. These actions helped calm investment markets and initiated a new municipal bond rally that began in April and lasted through most of the summer.
The municipal bond rally was also driven by technical market factors, as demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed-income asset classes, municipal bond funds reported net inflows from May through September 2020, following substantial outflows in March and April.
But midway through August, the municipal bond rally stalled. Rates hit bottom for the fiscal year on August 11, with 10-year municipal bonds yielding 0.58%. From mid-August through October, prices fell and yields rose, driven in part by Congress’ failure to pass another stimulus bill, $400-$500 billion of which had been projected for state and local government assistance. As issuers rushed to take advantage of low yields in late August and September, increased supply reversed the supply-demand dynamic from earlier in the summer, putting further downward pressure on municipal bond prices and upward pressure on yields.
In November, however, the municipal market reversed course again and closed the period with a strong rally. Joe Biden’s victory in the U.S. presidential election eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven to be more than 90% effective in late-stage trials buoyed the markets as well.
Municipal bond demand once again exceeded supply, providing an additional tailwind for municipal bond prices. In December, the beginning of the coronavirus vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the rally. While the $900 billion bill failed to provide direct aid to state and local governments, it did include money for some municipal issuers, including schools, colleges, and transportation agencies.
For the period as a whole, rates declined across the municipal bond yield curve, with the greatest declines occurring at the short end of the curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 5.21% during the period — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings outperformed lower rated issues during most of the period. But in the final two months of the period, lower rated issues outperformed higher rated issues as investors appeared to become more comfortable reaching for yield in an ongoing low-yield environment.
Fund Performance
For the 12-month period ended December 31, 2020, Calvert Responsible Municipal Income Fund (the Fund) returned 4.38% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 5.21%.
The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund seeks to do so by normally investing at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and federal alternative minimum tax. The Fund also normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in issuers that the Fund's investment adviser determines operate in a manner consistent with, or promote the Calvert Principles for Responsible Investment. Such investments may include, among other things, municipal obligations that finance education, health care, community services, housing, water, and public transportation.
During the period, management hedged the Fund’s exposure to interest rate risk to various degrees using Treasury futures. As a risk management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upsides and downsides of the market. During a period when interest rates generally declined and Treasurys and municipal bonds rallied for much of the period, the Fund’s hedging strategy moderated some of that positive return and detracted from performance relative to the unhedged Index.
Additional detractors from performance versus the Index during the period included an underweight position relative to the Index in the strong-performing health care sector and security selection in bonds rated BBB and below.
In contrast, contributors to Fund performance relative to the Index included security selection and an overweight position in the water and sewer sector; an overweight position in bonds with coupon rates below 5% (excluding zero-coupon bonds); and security selection and an overweight position in AAA rated bonds, which were the best-performing credit rating in the Index during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
December 31, 2020
Performance

Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	4.38%	3.28%	3.81%
Class A with 3.75% Maximum Sales Charge	—	—	0.44	2.49	3.41
Class C at NAV	07/15/2015	08/23/1983	3.60	2.50	3.39
Class C with 1% Maximum Sales Charge	—	—	2.60	2.50	3.39
Class I at NAV	07/15/2015	08/23/1983	4.69	3.60	3.99

Bloomberg Barclays Municipal Bond Index	—	—	5.21%	3.90%	4.62%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.96%	1.71%	0.71%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	0.27%	(0.46)%	0.53%
SEC 30-day Yield - Unsubsidized	0.17	(0.56)	0.42
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2010	$13,957	N.A.
Class I	$250,000	12/31/2010	$369,904	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Responsible Municipal Income Fund
December 31, 2020
Fund Profile

Credit Quality (% of bonds and municipal obligations)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
See Endnotes and Additional Disclosures in this report.
4

Calvert
Responsible Municipal Income Fund
December 31, 2020
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

5

Calvert
Responsible Municipal Income Fund
December 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (7/1/20 – 12/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,022.00	$3.81 **	0.75%
Class C	$1,000.00	$1,018.10	$7.61 **	1.50%
Class I	$1,000.00	$1,023.20	$2.54 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.37	$3.81 **	0.75%
Class C	$1,000.00	$1,017.60	$7.61 **	1.50%
Class I	$1,000.00	$1,022.62	$2.54 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
6

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments

Corporate Bonds — 1.6%

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.6%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$2,000	$ 2,166,425
		$ 2,166,425
Other Revenue — 1.0%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 4,016,920
		$ 4,016,920
Total Corporate Bonds (identified cost $5,999,444)		$ 6,183,345

Tax-Exempt Municipal Obligations — 89.1%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 15.4%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,311,810
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	3,000	3,641,760
Green Bonds, 5.00%, 5/1/34	1,140	1,424,031
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
Green Bonds, 5.00%, 1/1/28	8,000	10,450,080
5.00%, 7/1/32	1,500	1,884,495
Indiana Finance Authority, (Revolving Fund):
Green Bonds, 5.00%, 2/1/29	2,000	2,496,480
Green Bonds, Series 2018A, 5.00%, 2/1/25	2,510	2,997,091
Green Bonds, Series 2019E, 5.00%, 2/1/25	1,920	2,292,595
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,951,470
Michigan Finance Authority, (Clean Water Revolving Fund):
3.00%, 10/1/36	1,500	1,703,775
3.00%, 10/1/37	1,390	1,569,588
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	154,187
4.00%, 10/1/32	430	548,830
4.00%, 10/1/34	150	190,054
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	3,328,559
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,315,250
4.00%, 8/1/37	2,750	3,450,425
Security	Principal Amount (000's omitted)	Value
Bond Bank (continued)
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	$2,500	$ 3,255,150
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,720,913
Green Bonds, 5.00%, 6/1/37	5,035	6,611,005
		$ 57,297,548
Education — 9.6%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$ 1,672,541
5.00%, 8/15/29	1,720	2,229,533
Arizona State University:
4.00%, 7/1/42	1,500	1,796,985
Green Bonds, 5.00%, 7/1/39	2,000	2,598,060
Green Bonds, 5.00%, 7/1/41	3,000	3,497,340
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,167,278
Green Bonds, 5.00%, 10/1/36	765	960,840
Green Bonds, 5.00%, 10/1/38	730	911,142
Colorado State University:
4.00%, 3/1/26	210	247,754
5.00%, 3/1/27	225	285,084
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	360	400,558
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	662,580
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,182,690
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,237,248
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	2,060,131
5.00%, 7/1/29	925	1,234,958
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	2,160,928
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	430,213
5.00%, 9/1/28	225	281,979
5.00%, 9/1/29	400	509,904
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	2,039,655
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	795,994
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	629,275
Ohio State University, 5.00%, 12/1/29	1,915	2,602,064
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,742,169

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Arizona, Green Bonds, 5.00%, 6/1/42	$2,000	$ 2,392,500
		$ 35,729,403
Electric Utilities — 1.4%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$ 1,299,080
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,696,635
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,322,955
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	832,171
		$ 5,150,841
Escrowed/Prerefunded — 0.6%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$85	$ 116,766
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,131,920
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,131,920
		$ 2,380,606
General Obligations — 20.7%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$ 2,300,800
California:
Green Bonds, 3.75%, 10/1/37	1,000	1,097,400
4.00%, 9/1/32	1,000	1,172,010
Comal Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/28	2,000	2,626,420
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,153,540
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,506,940
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	944,205
Franklin Regional School District, PA, 5.00%, 5/1/27	100	127,424
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,776,330
Hampton, VA, Green Bonds, 3.00%, 9/1/34	500	572,540
Hawaii, 4.00%, 10/1/34	2,000	2,321,580
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,364,760
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,826,786
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/36	5,595	6,909,098
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,391,380
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,483,160
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,993,997
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,282,190
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,568,926
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY, 5.00%, 8/1/26	$2,000	$ 2,283,200
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,245,710
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,202,850
5.00%, 2/1/33	650	822,620
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,167,141
(PSF Guaranteed), 4.00%, 8/1/32	400	499,508
Ohio:
4.00%, 3/1/24	2,285	2,560,160
4.00%, 3/1/25	1,140	1,319,538
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,399,640
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,304,732
Green Bonds, 4.00%, 2/1/32	300	376,206
Green Bonds, 4.00%, 2/1/33	250	311,500
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	6,214,300
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,570,420
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 3.00%, 8/1/38	3,235	3,636,560
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,276,150
Green Bonds, 5.00%, 8/1/35	1,120	1,501,046
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,201,911
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,697,708
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,231,600
		$ 77,241,986
Hospital — 4.4%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$ 602,805
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,181,260
New York City Health and Hospitals Corp., NY:
4.00%, 2/15/27(2)	2,250	2,697,345
4.00%, 2/15/28(2)	4,700	5,736,491
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,513,660

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	$2,000	$ 2,543,980
		$ 16,275,541
Housing — 5.6%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$ 1,524,431
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,188,412
4.00%, 5/15/34	1,145	1,313,533
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,700,464
4.35%, 7/1/50	1,000	1,077,510
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	811,912
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	2,101,785
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	1,061,452
3.80%, 11/1/30	1,000	1,076,140
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,116,460
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (SONYMA), 0.75%, 11/1/25	3,000	3,001,320
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500	509,350
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000	1,061,050
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	764,511
5.00%, 6/1/29	365	422,995
Utah Housing Corp., 4.00%, 1/1/36	1,145	1,231,047
		$ 20,962,372
Industrial Development Revenue — 1.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$ 946,390
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,980,982
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,034,190
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	507,375
		$ 4,468,937
Insured - General Obligations — 0.6%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$ 1,447,100
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 968,980
		$ 2,416,080
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	$15	$ 19,773
(AGM), (AMT), Green Bonds, 5.00%, 9/1/28	485	635,646
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	15	20,139
(AGM), (AMT), Green Bonds, 5.00%, 9/1/30	485	642,446
		$ 1,318,004
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$ 495,640
		$ 495,640
Insured - Transportation — 0.3%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,165,530
		$ 1,165,530
Insured - Water and Sewer — 0.4%
Bloomington, IN, Sewage Works Revenue:
(BAM), Green Bonds, 2.00%, 1/1/27	$100	$ 108,043
(BAM), Green Bonds, 4.00%, 1/1/29	500	619,170
(BAM), Green Bonds, 4.00%, 1/1/31	500	637,120
		$ 1,364,333
Lease Revenue / Certificates of Participation — 1.2%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$ 561,330
4.00%, 10/1/35	600	672,750
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,317,540
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,789,260
		$ 4,340,880
Other Revenue — 6.6%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$ 265,974
Sustainability Bonds, 5.00%, 11/1/49	3,250	4,226,495
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,035,971
California Infrastructure and Economic Development Bank, Prerefunded to 10/1/25, 5.00%, 10/1/34	2,000	2,449,380

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	$310	$ 365,874
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,280,436
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,635,129
Green Bonds, 5.00%, 9/1/36	1,445	1,791,554
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,122,510
4.45%, 11/1/36	1,000	1,157,900
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,384,850
New York City Trust for Cultural Resources, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31(2)	3,750	5,186,850
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855	1,875,183
		$ 24,778,106
Senior Living/Life Care — 0.5%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,976,250
		$ 1,976,250
Special Tax Revenue — 7.3%
Allegheny County Port Authority, PA, 5.00%, 3/1/27	$10,000	$ 12,567,000
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100	1,267,464
Green Bonds, 5.00%, 11/1/35	1,000	1,202,750
Green Bonds, 5.00%, 11/1/45	2,500	2,971,575
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,557,160
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,228,600
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,834,241
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,028,610
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,442,200
		$ 27,099,600
Water and Sewer — 12.8%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$ 2,468,800
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$ 2,561,340
Cary, NC, Combined Enterprise System Revenue, 5.00%, 12/1/24	1,745	2,071,507
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	190,697
5.00%, 1/1/28	770	975,729
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,263,990
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	3,000	3,838,860
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	631,605
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,207,990
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,263,550
Green Bonds, 5.00%, 6/1/36	1,650	2,196,430
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	634,630
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	794,266
Green Bonds, 5.00%, 10/1/28	765	1,012,638
Green Bonds, 5.00%, 10/1/30	1,000	1,230,750
Green Bonds, 5.00%, 10/1/34	300	404,127
Green Bonds, 5.00%, 10/1/35	425	570,716
Green Bonds, 5.00%, 10/1/36	1,000	1,211,000
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,106,022
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,297,730
Green Bonds, 5.00%, 6/1/38	2,000	2,498,180
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	811,233
4.00%, 2/15/31	435	540,535
4.00%, 2/15/32	325	401,921
4.00%, 2/15/33	200	245,922
5.00%, 2/15/25	300	356,724
5.00%, 2/15/26	400	492,032
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,919,280
Green Bonds, 5.00%, 8/1/40	1,000	1,222,520
Northern Kentucky Water District, 4.00%, 2/1/29	1,565	1,895,528
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,757,275
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	4,140	4,859,656
St. Paul, MN, Sewer Revenue, Green Bonds, 5.00%, 12/1/26	1,165	1,484,478

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	$1,000	$ 1,263,390
		$ 47,681,051
Total Tax-Exempt Municipal Obligations (identified cost $314,954,648)		$332,142,708

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 1,047,610
2.211%, 6/1/25	1,500	1,590,840
2.361%, 6/1/26	2,000	2,138,700
		$ 4,777,150
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 678,579
		$ 678,579
Total Taxable Municipal Obligations (identified cost $5,160,000)		$ 5,455,729

Short-Term Investments — 10.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(3)	37,119,298	$ 37,123,010
Total Short-Term Investments (identified cost $37,123,010)		$ 37,123,010
Total Investments — 102.2% (identified cost $363,237,102)		$380,904,792
Other Assets, Less Liabilities — (2.2)%		$ (8,158,968)
Net Assets — 100.0%		$372,745,824

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $3,177,534 or 0.9% of the Fund's net assets.
(2)	When-issued security.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

At December 31, 2020, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 15.3%
New York11.0%
Texas 10.4%
Others, representing less than 10% individually55.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 1.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.0% of total investments.

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(34)	Short	3/22/21	$(4,694,656)	$ 202
					$202

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SONYMA	– State of New York Mortgage Agency
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Statement of Assets and Liabilities

December 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $326,114,092)	$ 343,781,782
Investments in securities of affiliated issuers, at value (identified cost $37,123,010)	37,123,010
Deposits at broker for futures contracts	47,649
Receivable for investments sold	90,000
Receivable for capital shares sold	2,499,859
Interest receivable	3,229,490
Dividends receivable - affiliated	4,343
Receivable from affiliate	37,744
Trustees' deferred compensation plan	110,882
Total assets	$386,924,759
Liabilities
Payable for variation margin on open futures contracts	$ 3,719
Payable for when-issued securities	13,547,930
Payable for capital shares redeemed	184,561
Distributions payable	38,997
Payable to affiliates:
Investment advisory fee	107,727
Administrative fee	36,935
Distribution and service fees	29,034
Sub-transfer agency fee	5,644
Trustees' deferred compensation plan	110,882
Accrued expenses	113,506
Total liabilities	$ 14,178,935
Net Assets	$372,745,824
Sources of Net Assets
Paid-in capital	$ 386,001,197
Accumulated loss	(13,255,373)
Total	$372,745,824
Class A Shares
Net Assets	$ 128,383,630
Shares Outstanding	7,627,668
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.83
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 17.49
Class C Shares
Net Assets	$ 2,248,844
Shares Outstanding	133,604
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.83
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Statement of Assets and Liabilities — continued

December 31, 2020
Class I Shares
Net Assets	$242,113,350
Shares Outstanding	14,346,871
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Statement of Operations

Year Ended
December 31, 2020
Investment Income
Dividend income - affiliated issuers	$ 21,970
Interest income	5,763,876
Total investment income	$ 5,785,846
Expenses
Investment advisory fee	$ 945,246
Administrative fee	324,084
Distribution and service fees:
Class A	307,072
Class C	19,757
Trustees' fees and expenses	14,574
Custodian fees	2,827
Transfer agency fees and expenses	188,111
Accounting fees	60,009
Professional fees	33,263
Registration fees	67,005
Reports to shareholders	14,022
Miscellaneous	45,403
Total expenses	$ 2,021,373
Waiver and/or reimbursement of expenses by affiliate	(343,612)
Net expenses	$ 1,677,761
Net investment income	$ 4,108,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (322,962)
Investment securities - affiliated issuers	(63)
Futures contracts	(317,402)
Net realized loss	$ (640,427)
Change in unrealized appreciation (depreciation):
Investment securities	$ 8,981,139
Futures contracts	(42,234)
Net change in unrealized appreciation (depreciation)	$ 8,938,905
Net realized and unrealized gain	$ 8,298,478
Net increase in net assets from operations	$12,406,563
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Statements of Changes in Net Assets

	Year Ended December 31,
	2020	2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,108,085	$ 3,591,371
Net realized loss	(640,427)	(394,826)
Net change in unrealized appreciation (depreciation)	8,938,905	7,609,204
Net increase in net assets from operations	$ 12,406,563	$ 10,805,749
Distributions to shareholders:
Class A	$ (1,778,273)	$ (2,472,864)
Class C	(13,278)	(17,083)
Class I	(2,316,944)	(1,119,204)
Total distributions to shareholders	$ (4,108,495)	$ (3,609,151)
Capital share transactions:
Class A	$ 6,964,795	$ 3,834,344
Class C	680,155	262,158
Class I	171,111,169	28,525,959
Net increase in net assets from capital share transactions	$178,756,119	$ 32,622,461
Net increase in net assets	$187,054,187	$ 39,819,059
Net Assets
At beginning of year	$ 185,691,637	$ 145,872,578
At end of year	$372,745,824	$185,691,637
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Financial Highlights

	Class A
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.03
Income (Loss) From Operations
Net investment income(1)	$ 0.24	$ 0.35	$ 0.38	$ 0.41	$ 0.42
Net realized and unrealized gain (loss)	0.47	0.75	(0.30)	0.36	(0.48)
Total income (loss) from operations	$ 0.71	$ 1.10	$ 0.08	$ 0.77	$ (0.06)
Less Distributions
From net investment income	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)
Total distributions	$ (0.24)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)
Net asset value — End of year	$ 16.83	$ 16.36	$ 15.61	$ 15.91	$ 15.55
Total Return(2)	4.38%	7.10%	0.54%	5.00%	(0.42)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$128,384	$117,964	$108,866	$119,971	$131,474
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%	0.96%	0.95%	0.94%	0.92%
Net expenses	0.75%	0.77%	0.80%	0.80%	0.80%
Net investment income	1.45%	2.15%	2.44%	2.61%	2.62%
Portfolio Turnover	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.05
Income (Loss) From Operations
Net investment income(1)	$ 0.11	$ 0.22	$ 0.26	$ 0.29	$ 0.30
Net realized and unrealized gain (loss)	0.48	0.76	(0.29)	0.37	(0.49)
Total income (loss) from operations	$ 0.59	$ 0.98	$ (0.03)	$ 0.66	$ (0.19)
Less Distributions
From net investment income	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)
Total distributions	$ (0.12)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)
Net asset value — End of year	$16.83	$16.36	$15.61	$15.91	$15.55
Total Return(2)	3.60%	6.29%	(0.19)%	4.25%	(1.25)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,249	$ 1,510	$ 1,195	$ 1,240	$ 912
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.62%	1.71%	1.69%	2.87%	3.08%
Net expenses	1.50%	1.51%	1.55%	1.55%	1.55%
Net investment income	0.67%	1.37%	1.69%	1.84%	1.86%
Portfolio Turnover	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 16.40	$ 15.65	$ 15.93	$ 15.57	$ 16.06
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.39	$ 0.44	$ 0.46	$ 0.48
Net realized and unrealized gain (loss)	0.50	0.76	(0.30)	0.36	(0.49)
Total income (loss) from operations	$ 0.76	$ 1.15	$ 0.14	$ 0.82	$ (0.01)
Less Distributions
From net investment income	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)
Total distributions	$ (0.28)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)
Net asset value — End of year	$ 16.88	$ 16.40	$ 15.65	$ 15.93	$15.57
Total Return(2)	4.69%	7.38%	0.92%	5.35%	(0.13)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$242,113	$66,218	$35,812	$23,193	$ 9,434
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%	0.71%	0.69%	0.76%	1.10%
Net expenses	0.50%	0.49%	0.45%	0.45%	0.45%
Net investment income	1.59%	2.39%	2.79%	2.93%	2.99%
Portfolio Turnover	14%	18%	9%	27%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
20

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 6,183,345	$ —	$ 6,183,345
Tax-Exempt Municipal Obligations	—	332,142,708	—	332,142,708
Taxable Municipal Obligations	—	5,455,729	—	5,455,729
Short-Term Investments	—	37,123,010	—	37,123,010
Total Investments	$ —	$380,904,792	$ —	$380,904,792
Futures Contracts	$ 202	$ —	$ —	$ 202
Total	$ 202	$380,904,792	$ —	$380,904,994
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
21

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. EVM is a wholly-owned subsidiary of Eaton Vance Corp. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2020, the investment advisory fee amounted to $945,246. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the year ended December 31, 2020, CRM waived or reimbursed expenses of $343,612.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2020, CRM was paid administrative fees of $324,084.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2020 amounted to $307,072 and $19,757 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $23,561 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2020. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $21,026 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 ($30,000 effective January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the
22

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements — continued

Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, is borne by the Calvert funds. For the year ended December 31, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $580, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the year ended December 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $194,136,191 and $35,789,116, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2020 and December 31, 2019 was as follows:
	Year Ended December 31,
	2020	2019
Tax-exempt income	$3,860,209	$3,585,805
Ordinary income	$ 248,286	$ 23,346
As of December 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 322,776
Deferred capital losses	$(31,216,297)
Net unrealized appreciation	$ 17,677,145
Distributions payable	$ (38,997)
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $31,216,297 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $1,004,594 are short-term and $30,211,703 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$363,227,647
Gross unrealized appreciation	$ 17,695,406
Gross unrealized depreciation	(18,261)
Net unrealized appreciation	$ 17,677,145
5  Financial Instruments
A summary of futures contracts outstanding at December 31, 2020 is included in the Schedule of Investments. During the year ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
23

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements — continued

At December 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$202 (1)	$—

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2020 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (317,402)	$ (42,234)
The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2020 was approximately $4,620,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2020.
7  Affiliated Funds
At December 31, 2020, the value of the Fund’s investment in affiliated funds was $37,123,010, which represents 10.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$157,305,459	$(120,182,386)	$(63)	$ —	$37,123,010	$21,970	37,119,298
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
24

Calvert
Responsible Municipal Income Fund
December 31, 2020
Notes to Financial Statements — continued

Transactions in capital shares for the years ended December 31, 2020 and December 31, 2019 were as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,047,301	$ 17,386,171	902,069	$ 14,556,528
Reinvestment of distributions	97,265	1,613,509	139,132	2,243,717
Shares redeemed	(737,239)	(12,196,535)	(813,964)	(13,125,993)
Converted from Class C	9,639	161,650	10,180	160,092
Net increase	416,966	$ 6,964,795	237,417	$ 3,834,344
Class C
Shares sold	62,014	$ 1,024,793	35,154	$ 570,507
Reinvestment of distributions	793	13,150	1,045	16,879
Shares redeemed	(11,842)	(196,138)	(10,274)	(165,136)
Converted to Class A	(9,639)	(161,650)	(10,180)	(160,092)
Net increase	41,326	$ 680,155	15,745	$ 262,158
Class I
Shares sold	12,090,071	$ 200,505,646	2,091,091	$ 34,012,691
Reinvestment of distributions	129,582	2,160,446	65,839	1,066,988
Shares redeemed	(1,910,053)	(31,554,923)	(407,888)	(6,553,720)
Net increase	10,309,600	$171,111,169	1,749,042	$ 28,525,959
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
10  Additional Information
On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of a Calvert Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On December 8, 2020, the Fund’s Board approved a new investment advisory agreement. The new investment advisory agreement was approved by Fund shareholders at a joint special meeting of shareholders held on February 19, 2021, and would take effect upon consummation of the transaction.
25

Calvert
Responsible Municipal Income Fund
December 31, 2020
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Calvert Management Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 22, 2021
26

Calvert
Responsible Municipal Income Fund
December 31, 2020
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2021 showed the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2020, the Fund designates 93.96% of distributions from net investment income as an exempt-interest dividend.
27

Calvert
Responsible Municipal Income Fund
December 31, 2020
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Responsible Municipal Income Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Responsible Municipal Income Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
28

Calvert
Responsible Municipal Income Fund
December 31, 2020
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
29

Calvert
Responsible Municipal Income Fund
December 31, 2020
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
30

Calvert
Responsible Municipal Income Fund
December 31, 2020
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance upon a Board member’s retirement. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.
Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
John H. Streur(1) 1960	Trustee and President	2015	President and Chief Executive Officer of Calvert Research and
Management (since December 31, 2016). President and Chief Executive
Officer of Calvert Investments, Inc. (January 2015 - December 2016);
Chief Executive Officer of Calvert Investment Distributors, Inc. (August
2015 - December 2016); Chief Compliance Officer of Calvert Investment
Management, Inc. (August 2015 - April 2016); President and Director,
Portfolio 21 Investments, Inc. (through October 2014); President,
Chief Executive Officer and Director, Managers Investment Group LLC
(through January 2012); President and Director, The Managers Funds
and Managers AMG Funds (through January 2012).
Other Directorships in the Last Five Years. Portfolio 21 Investments,
Inc. (asset management) (through October 2014); Managers Investment
Group LLC (asset management) (through January 2012); The Managers
Funds (asset management) (through January 2012); Managers AMG Funds
			(asset management) (through January 2012); Calvert Impact Capital, Inc.
Independent Trustees
Richard L. Baird, Jr. 1948	Trustee	1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
			Other Directorships in the Last Five Years. None.
Alice Gresham Bullock 1950	Chair and Trustee	2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
			Other Directorships in the Last Five Years. None.
Cari M. Dominguez 1949	Trustee	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National
			Association of Corporate Directors.
John G. Guffey, Jr. 1948	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships in the Last Five Years. Calvert Impact Capital, Inc.
			(through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram), (November 1999 - September 2014).
Other Directorships in the Last Five Years. Bridgeway Funds (9) (asset
			management).
Joy V. Jones 1950	Trustee	2016	Attorney. Other Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
31

Calvert
Responsible Municipal Income Fund
December 31, 2020
Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Independent Trustees (continued)
Anthony A. Williams 1951	Trustee	2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships in the Last Five Years. Freddie Mac; Evoq
Properties/Meruelo Maddux Properties, Inc. (real estate management);
Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s
Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic
University of America; Urban Institute (research organization).

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Maureen A. Gemma(2) 1960	Vice President, Secretary and Chief Legal Officer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of
Eaton Vance and certain of its affiliates and officer of 144 registered
			investment companies advised or administered by Eaton Vance.
James F. Kirchner(2) 1967	Treasurer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 144 registered investment companies
			advised or administered by Eaton Vance.
(1) Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
32

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.
•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance's Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
33

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24173     12.31.20

Calvert
Flexible Bond Fund
Annual Report
December 31, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2020
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
December 31, 2020
Management's Discussion of Fund Performance†

Economic and Market Conditions
As the 12-month period began on January 1, 2020, interest rates were trending modestly upward amid better-than-expected U.S. employment reports and cautious optimism about a détente in U.S.-China trade relations.
However, news of a novel coronavirus outbreak in China quickly raised investor concerns and led to a “flight to quality” that sparked a brief fixed-income market rally. As the virus turned into a global pandemic in February and March, it ended the longest-ever period of U.S. economic expansion and brought about a global economic slowdown. Credit markets, along with equity markets, declined in value amid unprecedented volatility.
In response, the U.S. Federal Reserve (the Fed) announced two emergency rate cuts in March 2020, along with other measures designed to shore up credit markets. At its July meeting, the Fed provided additional reassurances that it would maintain rates close to zero percent for the foreseeable future and use all tools at its disposal to support the U.S. economy. These actions helped calm investment markets and reinforced the fixed-income rally that began in April and lasted through most of the summer.
Midway through August, however, the fixed-income rally stalled as investors grew concerned about a resurgence of what had become known as COVID-19 and the consequences for the nascent economic recovery. In the fourth quarter, positive vaccine news and ongoing policy support lifted investor sentiment, producing broad gains in risk markets and adding to positive returns from the second and third quarters of the year.
In the fourth quarter, the Fed held rates steady and continued its bond-purchasing program. Overseas, major central banks also held rates low, and the European Central Bank and Bank of England increased the sizes of their bond-buying programs. France and Japan, among others, unveiled new COVID-19 aid packages. After prolonged negotiations, the U.S. Congress passed a $900-billion economic stimulus package in the final days of 2020.
For the period as a whole, most fixed-income asset classes delivered positive returns, with strong gains from April through mid-August 2020, which generally compensated for losses in March. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. bond market, returned 7.51% during the period. As corporate bonds benefited from Fed policy — which included purchases of corporate investment-grade debt and high yield ETFs — the Bloomberg Barclays U.S. Corporate Bond Index returned 9.89% during the period.
High yield bonds, which had fared poorly early in the period, outperformed investment-grade bonds in the second half of the period as investors searched for yield in a low-rate environment. For the period as a whole, the Bloomberg Barclays U.S. Corporate High Yield Index returned 7.11%.
Fund Performance
For the 12-month period ended December 31, 2020, Calvert Flexible Bond Fund (the Fund) returned 3.86% for Class A shares at net asset value (NAV), outperforming its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index (the Index), which returned 0.67%.
The Fund increased its risk profile during the period, taking advantage of periods of low valuations in credit sectors, and maintained a positive interest rate duration. At the same time, the Fund maintained an allocation to U.S. Treasury Inflation Protected Securities as a hedge against inflation. While maintaining its exposure to securitized assets, the Fund reduced its exposure to consumer-related asset-backed securities as the period ended.
The Fund’s sector-allocation positioning contributed most to outperformance versus the Index during the period. Its allocation to investment-grade corporate bonds was especially beneficial. Allocations to high yield corporate securities, mortgage-backed securities, asset-backed securities, and bank loans also contributed to returns relative to the Index during the period.
The Fund’s positive interest rate duration further enhanced performance as short-term interest rates declined during the period.
The Fund’s allocations to commercial mortgage-backed securities (CMBS), specifically non-agency CMBS, detracted from performance relative to the Index during the period. Derivatives were also a detractor to relative returns during the period.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
December 31, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	3.86%	4.00%	3.44%
Class A with 3.75% Maximum Sales Charge	—	—	(0.04)	3.21	2.82
Class C at NAV	09/30/2014	09/30/2014	3.08	3.23	2.67
Class C with 1% Maximum Sales Charge	—	—	2.08	3.23	2.67
Class I at NAV	09/30/2014	09/30/2014	4.12	4.35	3.80
Class R6 at NAV	05/01/2019	09/30/2014	4.20	4.38	3.82

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.67%	1.20%	0.97%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.99%	1.74%	0.74%	0.67%
Net	0.94	1.69	0.69	0.65

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	2.02%	1.32%	2.35%	2.46%
SEC 30-day Yield - Unsubsidized	2.02	1.32	2.35	2.46
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2014	$11,793	N.A.
Class I	$250,000	09/30/2014	$315,810	N.A.
Class R6	$1,000,000	09/30/2014	$1,264,753	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Flexible Bond Fund
December 31, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* For purposes of the Fund's rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
4

Calvert
Flexible Bond Fund
December 31, 2020
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg Barclays U.S. Corporate High Yield Index measures USD-denominated, non-investment grade corporate securities.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Calvert
Flexible Bond Fund
December 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (7/1/20 – 12/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,074.50	$4.75 **	0.91%
Class C	$1,000.00	$1,070.40	$8.69 **	1.67%
Class I	$1,000.00	$1,076.00	$3.44 **	0.66%
Class R6	$1,000.00	$1,075.70	$3.03 **	0.58%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.56	$4.62 **	0.91%
Class C	$1,000.00	$1,016.74	$8.47 **	1.67%
Class I	$1,000.00	$1,021.82	$3.35 **	0.66%
Class R6	$1,000.00	$1,022.22	$2.95 **	0.58%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
6

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments

Asset-Backed Securities — 18.0%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$618	$ 652,213
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	641	651,014
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,136	3,065,467
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	5	5,164
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	38	38,280
Series 2019-A, Class B, 4.36%, 10/16/23(1)	1,137	1,141,281
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,685	1,690,930
Series 2020-A, Class B, 4.27%, 6/16/25(1)	870	874,138
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	385	410,430
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,643	1,732,120
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	501,394
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,520	1,525,483
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	77	74,305
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	550	566,670
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	2,390	2,375,660
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	200	215,680
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	700	720,598
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	435,210
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	130	104,445
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	560,020
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	669	694,470
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	89	93,587
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	420	433,600
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	298	296,743
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 3.35%, 9/14/32(1)	1,000	1,002,940
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	500	500,000
Series 2018-A, Class B, 4.45%, 3/8/24(1)	682	682,000
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	679	680,833
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	694	694,578
Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$535	$ 506,171
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	219	220,101
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	3	2,551
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	197	201,959
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	427	436,956
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,943	2,083,321
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	283	282,459
Series 2020-A, Class A, 2.62%, 12/15/26(1)	496	493,611
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	500	496,430
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	584	595,948
Series 2014-2, Class B, 5.44%, 7/20/44(1)	254	260,205
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,604	1,719,806
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,626	2,818,892
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	208,181
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	634	637,413
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	600	606,469
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	192	203,278
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	364	366,590
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	126,426
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	997	1,045,336
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	828,790
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	256	191,548
Series 2020-A, Class C, 6.657%, 3/15/45(1)	226	122,046
Total Asset-Backed Securities (identified cost $36,495,114)		$ 36,873,740

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

Collateralized Mortgage Obligations — 9.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-1A, Class M1A, 2.798%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(2)	$226	$ 227,132
Series 2020-4A, Class M2A, 2.75%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	1,088	1,094,168
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.398%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	956	974,516
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,898	1,925,618
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,172	2,152,756
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	829	826,985
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	629	627,280
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,668	2,654,576
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	810	809,328
Series 2019-HQA2, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	381	376,535
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	230	232,621
Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50(1)(2)	330	334,337
Series 2020-DNA6, Class B1, 3.077%, (SOFR + 3.00%), 12/25/50(1)(2)	275	276,592
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	685	668,969
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,394	1,371,155
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	970	997,050
Series 2017-C05, Class 1M2, 2.348%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	1,732	1,732,630
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	329	327,264
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	729	730,361
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	496	495,836
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	279	278,999
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	489	491,210
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	640	648,833
Total Collateralized Mortgage Obligations (identified cost $20,065,512)		$ 20,254,751

Commercial Mortgage-Backed Securities — 8.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$3,865	$ 3,160,831
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,555	1,146,732
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.259%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	1,263	1,216,472
Series 2017-MDRC, Class C, 1.459%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	600	572,297
Series 2017-MDRC, Class D, 2.409%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	2,175	2,024,068
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	300	281,973
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	785	770,060
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	1,000	616,309
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	208,272
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.259%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	3,385	2,885,534
Series 2019-BPR, Class C, 3.209%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	960	706,511
Motel 6 Trust:
Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	950	947,198
Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	325	322,419
Series 2017-MTL6, Class E, 3.409%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	525	518,746
RETL Trust:
Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	17	16,442
Series 2019-RVP, Class C, 2.259%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	875	845,630
Total Commercial Mortgage-Backed Securities (identified cost $18,574,550)		$ 16,239,494

Common Stocks — 0.9%

Security	Shares	Value
Biotechnology — 0.2%
AbbVie, Inc.	3,873	$ 414,992
		$ 414,992

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

Security	Shares	Value
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	7,010	$ 411,838
		$ 411,838
Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners, L.P.	16,050	$ 1,076,152
		$ 1,076,152
Total Common Stocks (identified cost $1,753,545)		$ 1,902,982

Convertible Bonds — 0.9%

Security	Principal Amount (000's omitted)	Value
Technology — 0.9%
ams AG, 0.875%, 9/28/22	$800	$ 751,424
Western Digital Corp., 1.50%, 2/1/24	1,055	1,053,888
Total Convertible Bonds (identified cost $1,762,156)		$ 1,805,312

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Series B, 6.00%(5)	5,500	$ 303,215
Total Convertible Preferred Stocks (identified cost $300,575)		$ 303,215

Corporate Bonds — 34.3%

Security	Principal Amount (000's omitted)*	Value
Communications — 2.6%
AT&T, Inc.:
3.10%, 2/1/43	995	$ 1,009,521
3.30%, 2/1/52	556	551,292
3.65%, 6/1/51	952	996,880
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,535	1,834,591
Sprint Corp., 7.25%, 9/15/21	980	1,020,915
		$ 5,413,199
Consumer, Cyclical — 7.7%
American Airlines Pass-Through Trust, 5.25%, 1/15/24	105	$ 89,634
Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Aptiv PLC, 5.40%, 3/15/49	737	$ 920,796
Azul Investments, LLP, 5.875%, 10/26/24(1)(5)	965	904,215
Delta Air Lines, Inc.:
3.625%, 3/15/22	1,135	1,167,988
7.375%, 1/15/26	1,030	1,177,322
Ford Motor Credit Co., LLC:
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,236	1,221,409
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	3,225	3,145,540
3.087%, 1/9/23	481	490,293
5.875%, 8/2/21	989	1,013,478
Macy's Retail Holdings, LLC:
3.625%, 6/1/24	2,300	2,192,820
3.875%, 1/15/22	829	826,927
Nordstrom, Inc.:
4.375%, 4/1/30(5)	905	893,162
5.00%, 1/15/44	1,130	1,061,007
Tesla, Inc., 5.30%, 8/15/25(1)	672	701,400
		$ 15,805,991
Consumer, Non-cyclical — 3.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$ 469,506
4.25%, 11/1/29(1)	514	564,033
Block Financial, LLC, 3.875%, 8/15/30(5)	1,000	1,080,565
Centene Corp.:
3.375%, 2/15/30	560	590,047
4.25%, 12/15/27	367	389,870
4.625%, 12/15/29	418	464,609
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,376	1,488,816
Royalty Pharma PLC, 3.55%, 9/2/50(1)	598	639,479
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	76	80,556
5.20%, 4/1/29(1)	595	708,727
		$ 6,476,208
Energy — 1.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	583	$ 621,769
6.375%, 10/1/30	440	499,257
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,132	1,213,742
5.00%, 1/31/28(1)	481	541,378
		$ 2,876,146

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)*		Value
Financial — 14.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22		207	$ 214,177
4.50%, 9/15/23		722	783,243
4.625%, 10/15/27(5)		1,123	1,272,643
6.50%, 7/15/25		422	504,782
Affiliated Managers Group, Inc., 3.30%, 6/15/30		847	920,761
Air Lease Corp., 2.875%, 1/15/26		966	1,022,874
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		1,229	1,243,594
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)		1,000	1,070,010
Bank of America Corp., Series Z, 6.50% to 10/23/24(5)(6)(7)		457	523,265
BankUnited, Inc., 5.125%, 6/11/30		1,093	1,281,142
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(6)		1,518	1,637,922
Charles Schwab Corp. (The), 4.00% to 12/1/30(6)(7)		978	1,034,235
Citigroup, Inc., 4.00% to 12/10/25(6)(7)		780	802,425
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)		615	654,246
Discover Financial Services, 6.125% to 6/23/25(6)(7)		859	971,744
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)		1,967	2,049,575
6.00%, 4/15/25(1)		74	79,272
Iron Mountain, Inc.:
4.50%, 2/15/31(1)		701	735,174
5.00%, 7/15/28(1)		260	276,544
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(6)(7)		1,359	1,526,180
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)		631	691,799
Morgan Stanley, Series J, 4.047%, (3 mo. USD LIBOR + 3.81%) to 4/15/21(2)(7)		610	607,127
Newmark Group, Inc., 6.125%, 11/15/23		1,345	1,463,709
Radian Group, Inc.:
4.875%, 3/15/27		1,300	1,430,910
6.625%, 3/15/25		505	572,859
Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(7)		743	795,939
Stifel Financial Corp., 4.00%, 5/15/30		963	1,101,983
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)		729	772,138
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(6)		313	337,605
Truist Financial Corp., 5.10% to 3/1/30(6)(7)		1,104	1,264,091
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(6)		332	365,897
5.861% to 6/19/27, 6/19/32(1)(6)		500	563,911
			$ 28,571,776
Government - Multinational — 0.5%
International Finance Corp., 7.50%, 5/9/22	BRL	4,735	$ 969,852
			$ 969,852
Security	Principal Amount (000's omitted)*		Value
Industrial — 2.9%
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	378	$ 433,846
Flowserve Corp., 3.50%, 10/1/30		500	533,864
Jabil, Inc., 3.60%, 1/15/30		1,356	1,510,507
nVent Finance S.a.r.l., 4.55%, 4/15/28		925	1,005,806
Owens Corning:
4.30%, 7/15/47		910	1,095,666
4.40%, 1/30/48		398	480,122
Valmont Industries, Inc., 5.00%, 10/1/44		685	794,966
			$ 5,854,777
Technology — 1.1%
DXC Technology Co., 4.125%, 4/15/25		788	$ 871,604
Seagate HDD Cayman, 5.75%, 12/1/34		1,170	1,380,325
			$ 2,251,929
Utilities — 0.9%
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		790	$ 857,150
Sempra Energy, 4.875% to 10/15/25(6)(7)		1,018	1,090,533
			$ 1,947,683
Total Corporate Bonds (identified cost $66,088,733)			$ 70,167,561

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$500	$ 481,990
Total High Social Impact Investments (identified cost $500,000)		$ 481,990

Mutual Funds — 2.5%

Security	Shares	Value
Fixed-Income Mutual Funds — 2.5%
Calvert Floating-Rate Advantage Fund, Class R6(10)	544,643	$ 5,141,432
Total Mutual Funds (identified cost $4,799,335)		$ 5,141,432

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

Preferred Stocks — 3.5%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(6)	91,400	$ 2,183,546
		$ 2,183,546
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(6)	76,808	$ 1,381,008
		$ 1,381,008
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P., Series A, 5.75%	91,330	$ 1,954,462
		$ 1,954,462
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	32,800	$ 826,888
6.25%	27,000	716,850
		$ 1,543,738
Total Preferred Stocks (identified cost $7,371,275)		$ 7,062,754

Senior Floating-Rate Loans — 4.0%(11)

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$343	$ 336,815
		$ 336,815
Business Equipment and Services — 0.2%
CCC Information Services, Inc., Term Loan, 4/29/24(12)	$500	$ 499,636
		$ 499,636
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$505	$ 505,485
		$ 505,485
Electronics/Electrical — 1.4%
Banff Merger Sub, Inc., Term Loan, 10/2/25(12)	$506	$ 504,988
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	205	205,359
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	716	718,077
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	$62	$ 61,181
Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	418	413,167
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	157	150,399
SS&C European Holdings S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	140	139,253
SS&C Technologies, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	185	182,870
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(12)	506	506,506
		$ 2,881,800
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$ 174,047
		$ 174,047
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(13)	$506	$ 503,964
		$ 503,964
Insurance — 0.7%
Asurion, LLC:
Term Loan, 12/23/26(12)	$300	$ 297,562
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	628	626,209
USI, Inc., Term Loan, 5/16/24(12)	504	497,350
		$ 1,421,121
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$137	$ 135,894
		$ 135,894
Lodging and Casinos — 0.0%(14)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$80	$ 78,818
		$ 78,818
Super Retail — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$430	$ 429,871
		$ 429,871

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$514	$ 508,891
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	139,755
Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	510	506,494
		$ 1,155,140
Total Senior Floating-Rate Loans (identified cost $8,150,503)		$ 8,122,591

Sovereign Government Bonds — 0.5%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	9,300	$ 1,102,842
Total Sovereign Government Bonds (identified cost $1,022,116)			$ 1,102,842

U.S. Government Agency Mortgage-Backed Securities — 8.0%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.00%, TBA(15)	$7,800	$ 8,109,526
30-Year, 2.50%, TBA(15)	7,800	8,226,255
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $16,280,367)		$ 16,335,781

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(16)	$1,722	$ 2,054,987
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/25(16)	541	582,504
0.75%, 7/15/28(16)	5,175	6,021,260
Total U.S. Treasury Obligations (identified cost $7,807,867)		$ 8,658,751

Short-Term Investments — 14.8%
Other — 13.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(17)	28,057,422	$ 28,060,227
Total Other (identified cost $28,060,227)		$ 28,060,227
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(18)	2,084,823	$ 2,084,823
Total Securities Lending Collateral (identified cost $2,084,823)		$ 2,084,823
Total Short-Term Investments (identified cost $30,145,050)		$ 30,145,050
Total Investments — 109.9% (identified cost $221,116,698)		$224,598,246
Other Assets, Less Liabilities — (9.9)%		$ (20,204,326)
Net Assets — 100.0%		$204,393,920

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $79,014,711 or 38.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(5)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $2,652,813.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Affiliated company (see Note 8).
(9)	Restricted security. Total market value of restricted securities amounts to $481,990, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(10)	Affiliated fund (see Note 8).

12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Schedule of Investments — continued

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(13)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	Amount is less than 0.05%.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(17)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(18)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	517,778	EUR	434,858	State Street Bank and Trust Company	2/26/21	$ —	$ (14,107)
						$ —	$(14,107)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(6)	Short	3/31/21	$ (756,984)	$ (1,791)
U.S. Long Treasury Bond	(11)	Short	3/22/21	(1,905,063)	17,511
U.S. Ultra 10-Year Treasury Note	(114)	Short	3/22/21	(17,824,969)	43,386
U.S. Ultra-Long Treasury Bond	(45)	Short	3/22/21	(9,610,313)	72,890
					$131,996
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000
Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
NOK	– Norwegian Krone
USD	– United States Dollar

13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Statement of Assets and Liabilities

December 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $187,757,136) - including $2,652,813 of securities on loan	$ 190,914,597
Investments in securities of affiliated issuers, at value (identified cost $33,359,562)	33,683,649
Cash	77,488
Deposits at broker for futures contracts	703,350
Receivable for investments sold	3,938
Receivable for capital shares sold	422,520
Dividends and interest receivable	1,228,230
Dividends and interest receivable - affiliated	20,113
Securities lending income receivable	842
Tax reclaims receivable	267
Receivable from affiliate	4,848
Trustees' deferred compensation plan	116,261
Total assets	$227,176,103
Liabilities
Payable for variation margin on open futures contracts	$ 62,751
Payable for open forward foreign currency exchange contracts	14,107
Payable for investments purchased	3,762,866
Payable for when-issued securities/forward purchase commitments	16,293,042
Payable for capital shares redeemed	245,889
Distributions payable	25,106
Deposits for securities loaned	2,084,823
Payable to affiliates:
Investment advisory fee	60,175
Administrative fee	20,631
Distribution and service fees	6,048
Sub-transfer agency fee	2,187
Trustees' deferred compensation plan	116,261
Accrued expenses	88,297
Total liabilities	$ 22,782,183
Net Assets	$204,393,920
Sources of Net Assets
Paid-in capital	$ 202,168,752
Distributable earnings	2,225,168
Total	$204,393,920
Class A Shares
Net Assets	$ 23,704,220
Shares Outstanding	1,548,256
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.31
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 15.91
Class C Shares
Net Assets	$ 1,223,264
Shares Outstanding	79,853
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.32
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Statement of Assets and Liabilities — continued

December 31, 2020
Class I Shares
Net Assets	$149,364,187
Shares Outstanding	9,781,156
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.27
Class R6 Shares
Net Assets	$ 30,102,249
Shares Outstanding	1,970,881
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Statement of Operations

Year Ended
December 31, 2020
Investment Income
Dividend income	$ 347,059
Dividend income - affiliated issuers	137,444
Interest and other income (net of foreign taxes withheld of $1,016)	6,958,505
Interest income - affiliated issuers	333
Securities lending income, net	3,928
Total investment income	$ 7,447,269
Expenses
Investment advisory fee	$ 719,992
Administrative fee	246,855
Distribution and service fees:
Class A	59,322
Class C	12,220
Trustees' fees and expenses	10,717
Custodian fees	9,771
Transfer agency fees and expenses	166,667
Accounting fees	48,627
Professional fees	31,313
Registration fees	77,018
Reports to shareholders	17,448
Miscellaneous	35,243
Total expenses	$ 1,435,193
Waiver and/or reimbursement of expenses by affiliate	(20,718)
Net expenses	$ 1,414,475
Net investment income	$ 6,032,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,114,412
Investment securities - affiliated issuers	(106,350)
Futures contracts	(1,753,607)
Foreign currency transactions	(20,695)
Forward foreign currency exchange contracts	(61,360)
Net realized loss	$ (827,600)
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,016,170
Investment securities - affiliated issuers	310,184
Futures contracts	(58,985)
Foreign currency	3,006
Forward foreign currency exchange contracts	(14,107)
Net change in unrealized appreciation (depreciation)	$ 1,256,268
Net realized and unrealized gain	$ 428,668
Net increase in net assets from operations	$ 6,461,462
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Statements of Changes in Net Assets

	Year Ended December 31,
	2020	2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,032,794	$ 5,583,799
Net realized gain (loss)	(827,600)	159,412
Net change in unrealized appreciation (depreciation)	1,256,268	5,222,614
Net increase in net assets from operations	$ 6,461,462	$ 10,965,825
Distributions to shareholders:
Class A	$ (630,250)	$ (788,427)
Class C	(23,523)	(22,156)
Class I	(4,177,831)	(3,947,078)
Class R6	(1,090,151)	(920,960) (1)
Total distributions to shareholders	$ (5,921,755)	$ (5,678,621)
Tax return of capital to shareholders:
Class A	$ (17,904)	$ —
Class C	(668)	—
Class I	(118,686)	—
Class R6	(30,970)	—
Total tax return of capital to shareholders	$ (168,228)	$ —
Capital share transactions:
Class A	$ (3,153,558)	$ 1,811,471
Class C	185,726	64,652
Class I	16,731,556	8,765,459
Class R6	(10,848,498)	40,991,848 (1)
Net increase in net assets from capital share transactions	$ 2,915,226	$ 51,633,430
Net increase in net assets	$ 3,286,705	$ 56,920,634
Net Assets
At beginning of year	$ 201,107,215	$ 144,186,581
At end of year	$204,393,920	$201,107,215

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Financial Highlights

	Class A
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 15.15	$ 14.64	$ 15.07	$ 15.08	$ 14.78
Income (Loss) From Operations
Net investment income(1)	$ 0.40	$ 0.46	$ 0.44	$ 0.37	$ 0.49
Net realized and unrealized gain (loss)	0.16	0.52	(0.42)	0.11	0.42
Total income from operations	$ 0.56	$ 0.98	$ 0.02	$ 0.48	$ 0.91
Less Distributions
From net investment income	$ (0.39)	$ (0.47)	$ (0.45)	$ (0.37)	$ (0.48)
From net realized gain	—	—	—	(0.12)	(0.13)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.40)	$ (0.47)	$ (0.45)	$ (0.49)	$ (0.61)
Net asset value — End of year	$ 15.31	$ 15.15	$ 14.64	$ 15.07	$ 15.08
Total Return(2)	3.86%	6.76%	0.12%	3.21%	6.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,704	$26,711	$24,045	$15,220	$17,022
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.93%	0.96%	0.93%	1.09%	1.20%
Net expenses	0.92%	0.94%	0.93%	1.08%	1.10%
Net investment income	2.70%	3.05%	2.96%	2.41%	3.30%
Portfolio Turnover	104% (4)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 15.16	$ 14.65	$ 15.08	$ 15.09	$ 14.79
Income (Loss) From Operations
Net investment income(1)	$ 0.29	$ 0.35	$ 0.33	$ 0.26	$ 0.38
Net realized and unrealized gain (loss)	0.16	0.52	(0.42)	0.10	0.42
Total income (loss) from operations	$ 0.45	$ 0.87	$ (0.09)	$ 0.36	$ 0.80
Less Distributions
From net investment income	$ (0.28)	$ (0.36)	$ (0.34)	$ (0.25)	$ (0.37)
From net realized gain	—	—	—	(0.12)	(0.13)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.29)	$ (0.36)	$ (0.34)	$ (0.37)	$ (0.50)
Net asset value — End of year	$15.32	$15.16	$14.65	$15.08	$15.09
Total Return(2)	3.08%	6.03%	(0.68)%	2.41%	5.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,223	$ 1,031	$ 934	$ 649	$ 1,126
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.68%	1.71%	1.68%	3.42%	3.33%
Net expenses	1.67%	1.70%	1.68%	1.84%	1.85%
Net investment income	1.95%	2.30%	2.20%	1.69%	2.57%
Portfolio Turnover	104% (4)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net asset value — Beginning of year	$ 15.11	$ 14.60	$ 15.02	$ 15.04	$ 14.74
Income (Loss) From Operations
Net investment income(1)	$ 0.43	$ 0.50	$ 0.48	$ 0.43	$ 0.56
Net realized and unrealized gain (loss)	0.17	0.52	(0.41)	0.10	0.42
Total income from operations	$ 0.60	$ 1.02	$ 0.07	$ 0.53	$ 0.98
Less Distributions
From net investment income	$ (0.43)	$ (0.51)	$ (0.49)	$ (0.43)	$ (0.55)
From net realized gain	—	—	—	(0.12)	(0.13)
Tax return of capital	(0.01)	—	—	—	—
Total distributions	$ (0.44)	$ (0.51)	$ (0.49)	$ (0.55)	$ (0.68)
Net asset value — End of year	$ 15.27	$ 15.11	$ 14.60	$ 15.02	$ 15.04
Total Return(2)	4.12%	7.06%	0.43%	3.59%	6.73%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$149,364	$132,062	$119,207	$93,868	$54,389
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.68%	0.71%	0.68%	0.70%	0.68%
Net expenses	0.67%	0.67%	0.65%	0.65%	0.65%
Net investment income	2.95%	3.32%	3.22%	2.82%	3.76%
Portfolio Turnover	104% (4)	87%	88%	111%	104%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Financial Highlights — continued

	Class R6
	Year Ended December 31,	Period Ended December 31,
	2020	2019 (1)
Net asset value — Beginning of period	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.44(2)	$ 0.33
Net realized and unrealized gain	0.17	0.11
Total income from operations	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.44)	$ (0.33)
From return of capital	(0.01)	—
Total distributions	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 15.27	$ 15.11
Total Return(3)	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.60%	0.61% (6)
Net expenses	0.59%	0.61% (6)
Net investment income	3.05%	3.27% (6)
Portfolio Turnover	104% (7)	87% (8)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To Be Announced (TBA) transactions.
(8)	For the year ended December 31, 2019.
21
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
22

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 36,873,740	$ —	$ 36,873,740
Collateralized Mortgage Obligations	—	20,254,751	—	20,254,751
Commercial Mortgage-Backed Securities	—	16,239,494	—	16,239,494
Common Stocks	1,902,982 (1)	—	—	1,902,982
Convertible Bonds	—	1,805,312	—	1,805,312
Convertible Preferred Stocks	303,215	—	—	303,215
Corporate Bonds	—	70,167,561	—	70,167,561
High Social Impact Investments	—	481,990	—	481,990
Mutual Funds	5,141,432	—	—	5,141,432
Preferred Stocks	7,062,754	—	—	7,062,754
Senior Floating-Rate Loans	—	8,122,591	—	8,122,591
Sovereign Government Bonds	—	1,102,842	—	1,102,842
U.S. Government Agency Mortgage-Backed Securities	—	16,335,781	—	16,335,781
U.S. Treasury Obligations	—	8,658,751	—	8,658,751
Short-Term Investments:
Other	—	28,060,227	—	28,060,227
Securities Lending Collateral	2,084,823	—	—	2,084,823
Total Investments	$16,495,206	$208,103,040	$ —	$224,598,246
Futures Contracts	$ 133,787	$ —	$ —	$ 133,787
Total	$16,628,993	$208,103,040	$ —	$224,732,033
23

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (14,107)	$ —	$ (14,107)
Futures Contracts	(1,791)	—	—	(1,791)
Total	$ (1,791)	$ (14,107)	$ —	$ (15,898)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
24

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. EVM is a wholly-owned subsidiary of Eaton Vance Corp. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2020, the investment advisory fee amounted to $719,992. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
25

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the year ended December 31, 2020, CRM waived or reimbursed expenses of $20,718.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2020, CRM was paid administrative fees of $246,855.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2020 amounted to $59,322 and $12,220 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $3,418 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2020. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $8,155 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 ($30,000 effective January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, is borne by the Calvert funds. For the year ended December 31, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $268, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the year ended December 31, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $159,125,788 and $143,626,435, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $52,232,414 and $46,108,669, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2020 and December 31, 2019 was as follows:
	Year Ended December 31,
	2020	2019
Ordinary income	$5,921,755	$5,678,621
Tax return of capital	$ 168,228	$ —
26

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

During the year ended December 31, 2020, distributable earnings was increased by $1,430 and paid-in capital was decreased by $1,430 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$ (966,350)
Late year ordinary losses	$ (172,386)
Net unrealized appreciation	$3,389,010
Distributions payable	$ (25,106)
At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $966,350 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $966,350 are long-term.
Additionally, at December 31, 2020, the Fund had a late year ordinary loss of $172,386 related to certain specified losses realized after October 31, 2020, which it has elected to defer to the following taxable year pursuant to income tax regulations.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$221,212,242
Gross unrealized appreciation	$ 7,591,642
Gross unrealized depreciation	(4,205,638)
Net unrealized appreciation	$ 3,386,004
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2020 is included in the Schedule of Investments. At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the year ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the year ended December 31, 2020, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $14,107. At December 31, 2020, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain
27

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (14,107)
Interest rate	Futures contracts	Distributable earnings	133,787 (1)	(1,791) (1)
Total			$133,787	$(15,898)
Derivatives not subject to master netting agreement			$133,787	$ (1,791)
Total Derivatives subject to master netting agreement			$ —	$(14,107)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of December 31, 2020.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(14,107)	$ —	$ —	$ —	$(14,107)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
28

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2020 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 6,988	$ 6,988
Forward foreign currency exchange contracts	(61,360)	—	(61,360)
Futures contracts	—	(1,753,607)	(1,753,607)
Total	$(61,360)	$(1,746,619)	$(1,807,979)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (14,107)	$ —	$ (14,107)
Futures contracts	—	(58,985)	(58,985)
Total	$(14,107)	$ (58,985)	$ (73,092)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$348,000	$18,655,000	$839,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended December 31, 2020, which is indicative of the volume of this derivative type, was approximately 14 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2020, the total value of securities on loan, including accrued interest, was $2,679,845 and the total value of collateral received was $2,727,255, comprised of cash of $2,084,823 and U.S. government and/or agencies securities of $642,432.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2020.
29

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 1,779,903	$ —	$ —	$ —	$ 1,779,903
Preferred Stocks	304,920	—	—	—	304,920
Total	$2,084,823	$ —	$ —	$ —	$2,084,823
The carrying amount of the liability for deposits for securities loaned at December 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2020.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2020. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2020.
8  Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At December 31, 2020, the value of the Fund’s investment in the Notes and affiliated funds was $33,683,649, which represents 16.5% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the year ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 500,000	$ —	$ —	$ (18,010)	$ 481,990	$ 333	$ 500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	1,518,277	5,109,602	(1,706,490)	(108,151)	328,194	5,141,432	124,951	544,643
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	105,150,221	(77,091,795)	1,801	—	28,060,227	12,493	28,057,422
Totals				$ (106,350)	$310,184	$33,683,649	$137,777

(1)	Restricted security.
30

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the years ended December 31, 2020 and December 31, 2019 were as follows:
	Year Ended December 31, 2020		Year Ended December 31, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	778,445	$ 11,348,973	856,242	$ 12,870,647
Reinvestment of distributions	35,821	525,103	39,158	588,809
Shares redeemed	(1,031,025)	(15,054,899)	(779,491)	(11,719,631)
Converted from Class C	1,818	27,265	4,790	71,646
Net increase (decrease)	(214,941)	$ (3,153,558)	120,699	$ 1,811,471
Class C
Shares sold	31,309	$ 469,806	24,529	$ 369,562
Reinvestment of distributions	1,544	22,597	1,369	20,590
Shares redeemed	(19,232)	(279,412)	(16,863)	(253,854)
Converted to Class A	(1,817)	(27,265)	(4,790)	(71,646)
Net increase	11,804	$ 185,726	4,245	$ 64,652
Class I
Shares sold	5,980,100	$ 87,206,665	5,904,013	$ 88,472,494
Reinvestment of distributions	276,317	4,031,132	243,253	3,647,847
Shares redeemed	(5,215,987)	(74,506,241)	(5,570,716)	(83,354,882)
Net increase	1,040,430	$ 16,731,556	576,550	$ 8,765,459
Class R6
Shares sold	265,036	$ 3,973,834	3,130,344	$ 46,964,452
Reinvestment of distributions	76,993	1,121,121	61,205	920,960
Shares redeemed	(1,104,495)	(15,943,453)	(458,202)	(6,893,564)
Net increase (decrease)	(762,466)	$(10,848,498)	2,733,347	$ 40,991,848

(1)	For Class R6, for the period from the commencement of operations, May 1, 2019, to December 31, 2019.
At December 31, 2020, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 7.5% and 7.2%, respectively, of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
31

Calvert
Flexible Bond Fund
December 31, 2020
Notes to Financial Statements — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
11  Additional Information
On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of a Calvert Fund’s investment advisory agreement and, where applicable, any related sub-advisory agreement. On December 8, 2020, the Fund’s Board approved a new investment advisory agreement. The new investment advisory agreement was approved by Fund shareholders at a joint special meeting of shareholders held on February 19, 2021, and would take effect upon consummation of the transaction.
32

Calvert
Flexible Bond Fund
December 31, 2020
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Calvert Management Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Flexible Bond Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent, brokers, and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Calvert Funds since 2002.
Philadelphia, Pennsylvania
February 22, 2021
33

Calvert
Flexible Bond Fund
December 31, 2020
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2021 showed the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.
34

Calvert
Flexible Bond Fund
December 31, 2020
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Flexible Bond Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Flexible Bond Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.
35

Calvert
Flexible Bond Fund
December 31, 2020
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the
36

Calvert
Flexible Bond Fund
December 31, 2020
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.
37

Calvert
Flexible Bond Fund
December 31, 2020
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance upon a Board member’s retirement. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.
Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
John H. Streur(1) 1960	Trustee and President	2015	President and Chief Executive Officer of Calvert Research and
Management (since December 31, 2016). President and Chief Executive
Officer of Calvert Investments, Inc. (January 2015 - December 2016);
Chief Executive Officer of Calvert Investment Distributors, Inc. (August
2015 - December 2016); Chief Compliance Officer of Calvert Investment
Management, Inc. (August 2015 - April 2016); President and Director,
Portfolio 21 Investments, Inc. (through October 2014); President,
Chief Executive Officer and Director, Managers Investment Group LLC
(through January 2012); President and Director, The Managers Funds
and Managers AMG Funds (through January 2012).
Other Directorships in the Last Five Years. Portfolio 21 Investments,
Inc. (asset management) (through October 2014); Managers Investment
Group LLC (asset management) (through January 2012); The Managers
Funds (asset management) (through January 2012); Managers AMG Funds
			(asset management) (through January 2012); Calvert Impact Capital, Inc.
Independent Trustees
Richard L. Baird, Jr. 1948	Trustee	1980	Regional Disaster Recovery Lead, American Red Cross of Greater
Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015).
Former President and CEO of Adagio Health Inc. (retired in 2014) in
Pittsburgh, PA.
			Other Directorships in the Last Five Years. None.
Alice Gresham Bullock 1950	Chair and Trustee	2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
			Other Directorships in the Last Five Years. None.
Cari M. Dominguez 1949	Trustee	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National
			Association of Corporate Directors.
John G. Guffey, Jr. 1948	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).
Other Directorships in the Last Five Years. Calvert Impact Capital, Inc.
			(through December 31, 2018); Calvert Ventures, LLC.
Miles D. Harper, III 1962	Trustee	2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014.
Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr
Riggs & Ingram), (November 1999 - September 2014).
Other Directorships in the Last Five Years. Bridgeway Funds (9) (asset
			management).
Joy V. Jones 1950	Trustee	2016	Attorney. Other Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.
38

Calvert
Flexible Bond Fund
December 31, 2020
Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Independent Trustees (continued)
Anthony A. Williams 1951	Trustee	2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships in the Last Five Years. Freddie Mac; Evoq
Properties/Meruelo Maddux Properties, Inc. (real estate management);
Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s
Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic
University of America; Urban Institute (research organization).

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Maureen A. Gemma(2) 1960	Vice President, Secretary and Chief Legal Officer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of
Eaton Vance and certain of its affiliates and officer of 144 registered
			investment companies advised or administered by Eaton Vance.
James F. Kirchner(2) 1967	Treasurer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 144 registered investment companies
			advised or administered by Eaton Vance.
(1) Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
39

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.
•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance's Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
40

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24175     12.31.20

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by KPMG for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/19	%*	12/31/19	%*	9/30/20	%*	12/31/20	%*
Audit Fees	$56,591	0%	$53,282	0%	$33,047	0%	$53,300	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$12,600	0%	$12,600	0%	$4,950	0%	$9,900	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$69,191	0%	$65,882	0%	$37,997	0%	$63,200	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 9/30/19		Fiscal Year ended 12/31/19		Fiscal Period ended 9/30/20		Fiscal Year ended 12/31/20
$	%*	$	%*	$	%*	$	%*
$12,600	0%	$12,600	0%	$4,950	0%	$9,900	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ John H. Streur
John H. Streur
President

Date:	February 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2021

By:	/s/ John H. Streur
John H. Streur
President

Date:	February 24, 2021